Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2022
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
CIK	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2022
Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2022
Prospectus Date	rr_ProspectusDate	Nov. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Large Cap Growth ETF | Hartford Large Cap Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFGO